PENSION AND OTHER POST-RETIREMENT BENEFITS (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 27, 2013	Oct. 28, 2012	Oct. 30, 2011
Pension Benefits
Weighted-average assumptions used to determine benefit obligations
Discount rate (as a percent)	4.89%	4.05%
Rate of future compensation increase (as a percent)	3.91%	3.97%
Weighted-average assumptions used to determine net periodic benefit costs
Discount rate (as a percent)	4.05%	5.33%	5.82%
Rate of future compensation increase (as a percent)	3.97%	3.93%	4.03%
Expected long-term return on plan assets (as a percent)	7.90%	8.00%	8.00%
Effect of one-percentage-point change
Effect of one-percentage-point increase in discount rate on expense	$ (9,833)
Effect of one-percentage-point decrease in discount rate on expense	15,569
Effect of one-percentage-point increase in discount rate on benefit obligation	(133,968)
Effect of one-percentage-point decrease in discount rate on benefit obligation	166,887
Effect of one-percentage-point increase in expected long-term rate of return on plan assets	(10,731)
Effect of one-percentage-point decrease in expected long-term rate of return on plan assets	10,731
Effect of one-percentage-point increase in rate of future compensation increase on expense	1,257
Effect of one-percentage-point decrease in rate of future compensation increase on expense	(1,208)
Effect of one-percentage-point increase in rate of future compensation increase on benefit obligation	6,636
Effect of one-percentage-point decrease in rate of future compensation increase on benefit obligation	(6,463)
Post-retirement Benefits
Weighted-average assumptions used to determine net periodic benefit costs
Increase in per capita cost of covered health care benefits assumed for next fiscal year (as a percent)	8.00%
Expected ultimate pre-Medicare and post-Medicare rate (as a percent)	5.00%
Year that reaches the ultimate trend rate	2019
Effect of one-percentage-point change
Effect of one-percentage-point increase in discount rate on expense	1,087
Effect of one-percentage-point decrease in discount rate on expense	3,684
Effect of one-percentage-point increase in discount rate on benefit obligation	(32,338)
Effect of one-percentage-point decrease in discount rate on benefit obligation	39,046
Effect of one-percentage-point increase in health care cost trend rate on expense	1,529
Effect of one-percentage-point decrease in health care cost trend rate on expense	(1,405)
Effect of one-percentage-point increase in health care cost trend rate on benefit obligation	35,049
Effect of one-percentage-point decrease in health care cost trend rate on benefit obligation	$ (29,181)